UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-
CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER 811-06115
THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Address of principal executive offices) (Zip code)
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051
(Name and address of agent for service)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201)
915-3054
DATE OF FISCAL YEAR END:  October 31
DATE OF REPORTING PERIOD:  October 31, 2005


Item 1.  Reports to Stockholders.


General Information (unaudited)
The Fund
The Singapore Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund's Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the "Manager"), an indirectly wholly-owned subsidiary of The Development Bank of Singapore, Ltd. Daiwa SB Investments (Singapore) Ltd. provides the Manager with advice regarding investments.
Shareholder Information
The Fund's shares are listed on the New York Stock
Exchange ("NYSE"). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund's NYSE trading symbol is "SGF". Weekly comparative net asset value ("NAV") and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and also in many other newspapers. The Fund's weekly NAV is also available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund's website includes a monthly market review, a list of the Fund's top ten industries and holdings, its proxy voting policies and procedures, its code of ethics and its audit committee charter.
Inquiries
Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the "Plan Agent") at the number noted below. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.
Restriction on Beneficial Ownership by Singapore Residents The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 5% of the Fund's issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund's Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund's shares to residents of Singapore. Proxy Voting Policies and Procedures
A description of the policies and procedures that are used by the Fund's Investment Manager to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at www.sec.gov. Information regarding how the Investment Manager votes these proxies is now available by calling the same number and the Commission's website. The Fund has filed its report on Form N-PX covering the Fund's proxy voting record for the 12-month period ended June 30, 2005.
Quarterly Portfolio of Investments
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Commission's website at www.sec.gov and the Fund's web site at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054. Certifications
The Fund's chief executive officer has certified to the NYSE that, as of June 22, 2005, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund also has included the certifications of the Fund's chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Commission for the period of this report. Dividend Reinvestment and Cash Purchase Plan
A Dividend Reinvestment and Cash Purchase Plan (the
"Plan") is available to provide Shareholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan's terms and conditions is available from the Plan Agent by calling
(866) 669-9903 or by writing The Singapore Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.
A brief summary of the material aspects of the Plan follows:
Who can participate in the Plan? If you wish to participate and your shares are held in your name, no action is required on your part, as you are automatically enrolled by the Plan Agent. However, if your shares are held in the name of a brokerage firm, bank or nominee, you should instruct your nominee to participate in the Plan on your behalf. If your nominee is unable to participate in the Plan for you, you should request that your shares be registered in your name, so that you may participate directly in the Plan. May I withdraw from the Plan? If your shares are held in your name and you wish to receive all dividends and capital gain distributions in cash rather than in shares, you may withdraw from the Plan without penalty at any time by contacting the Plan Agent. If your shares are held in nominee name, you should be able to withdraw from the Plan without penalty at any time by sending written notice to your nominee. If you withdraw, you will receive a share certificate for all full shares or, if you wish, the Plan Agent will sell your shares and send you the proceeds, after the deduction of brokerage commissions. The Plan Agent will convert any fractional shares to cash at the then-current market price and send to you a check for the proceeds.
How are the dividends and distributions reinvested? If the market price of the Fund's shares on the payment date should equal or exceed their net asset value per share, the Fund will issue new shares to you at the higher of net asset value or 95% of the then-current market price. If the market price is lower than net asset value per share, the Fund will issue new shares to you at the market price. If the dividends or distributions are declared and payable as cash only, you will receive shares purchased for you by the Plan Agent on the NYSE or otherwise on the open market to the extent available.
What is the Cash Purchase feature? The Plan also allows shareholders to make optional cash investments in Fund shares semi-annually through the Plan Agent in any amount from $100 to $3,000. The Plan Agent will purchase shares for you on the NYSE or otherwise on the open market twice a year, on or about February 15th and August 15th. Plan participants should send in voluntary cash payments to be received by the Plan Agent approximately ten days before the applicable purchase date. The Plan Agent will return any cash payments received more than thirty days prior to the applicable date. You may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than two business days before the purchase date.
Is there a cost to participate? There are no Plan charges or brokerage charges for shares issued directly by the Fund. However, each participant will pay a pro rata portion of brokerage commissions for shares purchased on the NYSE or on the open market by the Plan Agent. For purchases from voluntary cash payments, participants must pay a nominal service fee of $0.75 for each investment in addition to a pro rata portion of the brokerage commission.
What are the tax implications? The automatic reinvestment of dividends and distributions does not relieve you of any income tax which may be payable (or required to be withheld) on such dividends and distributions. In addition, the Plan Agent will reinvest dividends for foreign participants and for any participants subject to federal backup withholding after the deduction of the amounts required to be withheld.
Please note that, if you participate in the Plan through a brokerage account, you may not be able to continue as a participant if you transfer those shares to another broker. Contact your broker or nominee or the Plan Agent to ascertain what is the best arrangement for you to participate in the Plan.
Shareholder Letter (unaudited)

November 15, 2005
Dear Shareholders:
We are pleased to present the Annual Report of The
Singapore Fund, Inc. (the "Fund") for the fiscal year ended
October 31, 2005.
Performance Review
US$ Terms
Nov'04
to
Jan'05
Feb'05
to
Apr'05
May'05
to
July'0
5
Aug'05
to
Oct'05
Nov'05
to
Oct'05
Singapore Fund
+6.96%
-3.74%
+8.84%
-5.89%
+5.46%
Straits Times Index
("STI")
+7.57%
+1.39%
+9.01%
-7.65%
+9.80%
Relative to Benchmark
Index
-0.61%
-5.13%
-0.17%
+1.76%
-4.34%
Annualized performance computed on compounded basis.
Source:  Bloomberg

For the year ended October 31, 2005, the Fund underperformed the benchmark Straits Times Index ("STI") by 4.34% mainly attributable to the write-off of the value of the Fund's holding in Citiraya Industries Ltd., which at the beginning of the financial year represented 7.68% of the Fund's net assets. This write-off was due to the suspension of trading of Citiraya shares since January 24, 2005 caused by the Singapore government authorities' investigations of corruption and fraudulent practices involving company employees, including senior management executives. The outperformance of our over-weight positions in real estate and marine transport sectors helped to mitigate overall underperformance.
Market Review
The STI advanced on a steady uptrend from the beginning of the financial year (November 2004) to reach its high for the year in early August 2005, up a strong +20.6%. It then experienced sharp corrections in the last quarter of the financial year (August-October 2005), but despite this it was still up a credible 9.80% by the end of October 2005.
The Singapore government's introduction of incentives to promote Real Estate Investment Trusts (REITs), approval of two integrated resorts, Orchard Road Rejuvenation and the new Business Financial Centre projects, as well as its relaxation of housing policies all helped to boost the property market, general market sentiment and the Singapore equity market to its year high in early August. Another contributing factor was the strong Gross Domestic Product ("GDP") growth of +5.4% year-on-year in the second quarter of calendar year 2005 following a very weak +2.7% in the first quarter. With third quarter GDP growth at +6.0% and Consumer Price Index ("CPI") inflation muted at +0.6% year-on-year for September, macro-economic numbers continue to be marketsupportive. China's and Malaysia's removal of their currency pegs to the U.S. dollar was another contributor to the upward surge of the market in July, as funds flowed into Singapore and regional markets on expectations of further Chinese Renminbi (yuan) revaluations and strengthening of regional currencies. However, concerns over the devastations caused by Hurricanes Katrina and Rita and their adverse impact on oil prices, rising inflationary pressures and fears about a peaking U.S. property market hurting U.S. consumer spending all caused the Singapore market to correct from August to October. The recent spate of warnings on the imminence of a global avian flu pandemic did not help overall market sentiment.
Outlook & Strategy

Benchmark
(%)
Portfolio
(%)
Comments
Telecommunications
& Media
14.3
13.8
Defensive exposure
with expectations for
higher dividend
yields.  Step up of
marketing and
promotional activities
may put margins under
pressure for the
telcos.
Finance
2.5
23.6
Recovery of the
property market and
economy should lead to
rising loan rates with
higher earnings growth
and margins expected
going forward.  On-
going capital
restructuring of
United Overseas Bank
("UOB") and Oversea-
Chinese Banking
("OCBC") provide
potential for return
on equity ("ROE")
improvements, higher
dividends and share
buy-backs.  Sector
limit of 25% is
applicable.
Real Estate
14.0
13.8
Aggressive property
acquisitions by
Singapore Real Estate
Investment Trusts and
the government's
relaxation of housing
policies had led to
clear recovery of the
property market
especially at the
higher end from
foreign purchasers.
Beneficiary of
stronger economic
growth and
government's measures
to boost tourism
through Orchard Road
rejuvenation and the
Integrated Resorts-
cum-Casinos projects.
Some profit taking had
reduced weighting to
slightly under-weight.
Transport
7.4
11.7
Over-weight in marine
(leveraged on
continued strong
growth in the China
market) and domestic
land transport with
more assured growth
and dividend yield
prospects.  Air
transport's high fuel
cost continues to be a
drag on Singapore
Airlines ("SIA") and
industry earnings.
Technology
5.7
7.7
Have turned more
optimistic on
technology on
expectations of a
gradual recovery of
the sector.
Conglomerate
10.0
7.7
Some profit taking
after stronger than
expected performance
had trimmed exposure.

Earnings momentum for the overall Singapore market will slow this year in comparison to last year. Domestic economic fundamentals should however be market-supportive as strengthening economic growth in the second and third quarter of 2005 (at 5.4% and 6.0% year-on-year, respectively, versus 2.7% for the first quarter of 2005) raise prospects for annual growth to exceed the upper range of the government's 2005 GDP growth forecast of 3.5% to 4.5%. However, concerns of high oil prices flowing-through into higher inflation; the recent spate of warnings of the possibility of a global outbreak of avian flu pandemic; uncertainties following the appointment of a new U.S. Federal Reserve Chairman and fears that he may over-shoot in hiking interest rates (thereby hurting the already peaking U.S. property market and U.S. consumer spending) negatively affected market sentiment and outlook. However, barring an actual serious outbreak of an avian flu pandemic especially if oil prices continue to ease, we expect the Singapore market to rally and end the calendar year on a positive note. We are however turning more cautious for the first half of 2006 and expect to adopt a more defensive posture.
Portfolio Management
Mr. Lim Chi Teong has been the Fund's portfolio manager since April 15, 2005 and is responsible for the day-to-day management of the Fund's portfolio. Chi Teong joined DBS Asset Management Ltd., of which the Fund's Investment Manager, DBS Asset Management (United States) Pte. Ltd., is a wholly owned subsidiary, in February 2005. Prior to this, he was the Director of Investment Management at Pheim Asset Management Malaysia and Advisor to Pheim Asset Management Singapore.
Mr. Teo Chon Kiat supports Chi Teong as the alternate portfolio manager. Prior to joining DBSAM in 1998, Chon Kiat was a quantitative analyst with Koeneman Capital Management. The Fund's management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.
Sincerely,
IKUO MORI
Chairman of the Board
Portfolio of Investments
October 31, 2005
COMMON STOCKS-95.80%


Shares

Value
SINGAPORE-95.80%
Agricultural
Biotechnology-2.68%

10,000,
000
China Sun
Bio-chem
Technology
Group Co.,
Ltd.*
	$
	2,599,
321
Banks & Financial
Services-23.61%

2,761,2
00
Oversea-
Chinese
Banking
Corp. Ltd.
10,276,
509
1,550,7
12
United
Overseas
Bank Ltd.
12,642,
047


22,918,
556
Building Materials-
1.58%

1,999,0
00
Hong Leong
Asia Ltd.
1,535,1
94
Chemicals and
Plastics-0.45%

1,900,0
00
China
Flexible
Packaging
Holdings
Ltd.
437,749
Communications-Media-
3.90%

1,430,0
00
Singapore
Press
Holdings
Ltd.
3,784,6
11
Computer Memory-0.78%

6,220,0
00
Memory
Devices
Ltd.*@
753,271
Conglomerate-5.25%

196,800
Jardine
Matheson
Holdings
Ltd.
3,109,4
40
1,250,0
00
Sembcorp
Industries
Ltd.+
1,986,4
13


5,095,8
53
Diversified-1.23%

124,000
Jardine
Strategic
Holdings
Ltd.
1,196,6
00
E-Business-1.67%

4,365,0
00
DMX
Technologie
s Group,
Ltd.*
1,624,5
46




Shares

Value
Electronic Components-
2.45%

2,675,0
00
BH Global
Marine Co.
Ltd.*
	$
	355,56
1
5,600,0
00
United Test
and
Assembly
Center
Ltd.*
2,018,0
18


2,373,5
79
Foods-0.54%

4,250,0
00
China
Lifestyle
Food and
Beverages
Group Ltd.*
451,927
200,000
Food Junction
Holdings
Ltd.
70,891


522,818
Health & Personal
Care-1.67%

3,350,0
00
LMA
Internation
al
NV, Ltd.*
1,622,8
03
Industrial-2.72%

1,750,0
00
Singapore
Technologie
s
Engineering
Ltd.+
2,636,2
43
Leisure and Tourism-
1.66%

2,577,0
00
Raffles
Holdings
Ltd.+
1,613,7
17
Manufacturing-0.30%

2,500,0
00
Linair
Technologie
s Ltd.*@
295,377
Oil & Gas Extraction-
0.97%

800,000
KS Energy
Services
Ltd.
945,208
Property Development-
13.82%

1,400,0
00
Capitaland
Ltd.+
2,630,0
40
900,000
City
Development
s Ltd
4,678,7
77
380,000
Hongkong Land
Holdings,
Ltd.
1,086,8
00
1,250,0
00
Keppel Land
Ltd.+
2,820,8
54
147,471
United
Overseas
Land Ltd.
203,859
2,450,0
00
Wing Tai
Holdings Ltd.
1,997,3
41


13,417,
671



Portfolio of Investments (concluded)
October 31, 2005


COMMON STOCKS (concluded)
Shares

Value
Recycling-0.00%

14,641,
000
Citiraya
Industries,
Ltd.*@
	$	-
Retail-0.58%

1,456,0
00
Best World
Internation
al Ltd.
567,692
Semiconductor-0.68%

1,200,0
00
STATS ChipPAC
Ltd.*+
659,282
Shipyards-3.25%

460,000
Keppel Corp.
Ltd.+
3,152,2
67
Technology-2.50%

15,000,
000
Global Voice
Group Ltd.*
1,550,7
31
2,360,0
00
Sarin
Technologie
s Ltd.
871,363


2,422,0
94
Telecommunications-
9.91%

6,150,6
50
Singapore
Telecommuni
cations
Ltd.+
8,466,1
14
1,000,0
00
StarHub Ltd.+
1,151,9
72


9,618,0
86
Transport Services-
1.12%

1,615,0
00
Singapore
Post Ltd.+
1,087,6
38
Transportation-Air-
3.95%

580,150
Singapore
Airlines
Ltd.+
3,838,5
35
Transportation-Land-
2.35%

3,750,0
00
SMRT Corp.,
Ltd.+
2,281,7
90
Transportation-Marine-
5.36%

4,000,0
00
Cosco Corp.
(Singapore)
Ltd.
5,198,6
41

Shares

Value
Water Treatment
Systems-0.82%

450,000
Hyflux Ltd.
	$
	794,860
Total Common Stocks
(Cost-$80,431,355)
92,994,
002
TIME DEPOSITS-4.41%
Princip
al
Amount
(000)


SINGAPORE DOLLAR-1.12%

$1,843
Citibank
Singapore
0.78%, due
11/1/05
1,088,8
13
U.S. DOLLAR-3.29%

$ 46
Bank of New
York,
0.05%, due
11/1/05
46,123
3,147
Citibank
Singapore,
3.10%, due
11/1/05
3,146,7
73
Total U.S. Dollar Time
Deposits
3,192,8
96
Total Time Deposits
(Cost-$4,280,938)
4,281,7
09
Total Investments-
100.21%
(Cost-$84,712,293)
97,275,
711
Liabilities in excess
of other assets-
(0.21)%
(203,07
5)
NET ASSETS (Applicable
to 9,211,045 shares
of capital stock
outstanding;
equivalent to $10.54
per share)-100.00%
	$
	97,072,
636

*	Non-income producing
securities.
+	Deemed to be an affiliated
issuer (see page 10).
@	Fair valued security. This
security has been valued in
good faith in such a manner
as prescribed by the Board
of Directors.



See accompanying notes to financial statements.


TEN LARGEST EQUITY POSITIONS
HELD
October 31, 2005

EQUITY CLASSIFICATIONS HELD
October 31, 2005
Issue
Percen
t of
Net
Assets

Indus
try
Percen
t of
Net
Assets
United Overseas Bank
Ltd.
13.02%

Banks & Financial
Services
23.61%
Oversea-Chinese
Banking Corp. Ltd.
10.59

Property Development
13.82
Singapore
Telecommunications
Ltd.
8.72

Telecommunications
9.91
Cosco Corp.
(Singapore) Ltd.
5.36

Transportation-Marine
5.36
City Developments
Ltd.
4.82

Conglomerate
5.25
Singapore Airlines
Ltd.
3.95

Transportation-Air
3.95
Singapore Press
Holdings Ltd.
3.90

Communications-Media
3.90
Keppel Corp. Ltd.
3.25

Shipyards
3.25
Jardine Matheson
Holdings Ltd.
3.20

Industrial
2.72
Keppel Land Ltd.
2.91

Agricultural
Biotechnology
2.68



Technology
2.50



Electronic Components
2.45



Transportation-Land
2.35



E-Business
1.67



Health & Personal Care
1.67



Leisure and Tourism
1.66



Building Materials
1.58



Diversified
1.23



Transport Services
1.12



Oil & Gas Extraction
0.97



Water Treatment
Systems
0.82



Computer Memory
0.78



Semiconductor
0.68



Retail
0.58



Foods
0.54



Chemicals and Plastics
0.45



Manufacturing
0.30



Recycling
0.00

Affiliated Holdings
Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager. Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.
Name of
Affiliated
Holding
Number
of
Shares
Held
Octobe
r 31,
2004
Purcha
se
Cost
Sales
Cost
Number
of
Shares
Held
Octobe
r 31,
2005
Market
Value
at
October
31,
2005
Divide
nd
Income
Capitaland Ltd
-
$1,927
,928
	$	-
1,400,
000
	$
	2,630,0
40
	$
	41,046
Keppel Corp.
Ltd.
587,50
0
-
(216,
285)
460,00
0
3,152,2
67
51,542
Keppel Land Ltd
-
1,891,
360
(313,
070)
1,250,
000
2,820,8
54
36,655
Raffles Holdings
Ltd.
-
995,46
4
-
2,577,
000
1,613,7
17
25,184
Sembcorp
Industries Ltd.
-
1,913,
105
-
1,250,
000
1,986,4
13
-
Singapore
Airlines Ltd.
580,15
0
-
-
580,15
0
3,838,5
35
139,90
6
Singapore Post
Ltd.
-
903,61
0
-
1,615,
000
1,087,6
38
37,997
Singapore
Technologies
Engineering
Ltd.
1,975,
000
-
(228,
523)
1,750,
000
2,636,2
43
146,69
5
Singapore
Telecommunicati
ons Ltd.
5,009,
650
3,007,
882
(515,
957)
6,150,
650
8,466,1
14
365,05
3
SMRT Corp.
-
2,438,
249
-
3,750,
000
2,281,7
90
-
StarHub Ltd.
-
1,345,
861
(419,
131)
1,000,
000
1,151,9
72
34,736
STATS ChipPAC
Ltd.
-
946,34
8
(278,
338)
1,200,
000
659,282
-
Total




	$
	32,324,
865
	$
	878,81
4

Statement of Assets and Liabilities
October 31, 2005
Assets


Investment in securities, at value:


Unaffiliated securities (cost-
$59,864,258)
	$
	64,950,8
46

Affiliated securities (cost-$24,848,035)
32,324,86
5
	$
	97,275,7
11
Interest receivable

4
Prepaid expenses

33,220
Total assets

97,308,93
5
Liabilities


Payable for management fees

61,063
Payable for advisory fees

30,942
Payable for other affiliates

40,413
Accrued expenses and other liabilities

103,881
Total liabilities

236,299
Net Assets


Capital stock, $0.01 par value per share;
total 100,000,000 shares authorized;
9,211,045 shares issued and outstanding

92,111
Paid-in capital in excess of par value

106,470,6
86
Undistributed net investment income

1,490,908
Accumulated net realized loss on
investments

(23,544,0
68)
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency

12,562,99
9
Net assets applicable to shares
outstanding

	$
	97,072,6
36
Net Asset Value Per Share

	$	10.54

See accompanying notes to financial statements.
Statement of Operations
For the Year Ended October 31, 2005
Investment income:


Dividends:


Unaffiliated securities
	$
	2,210,
153

Affiliated securities
878,814
	$
	3,088,9
67
Interest

62,165
Total investment income

3,151,1
32
Expenses:


Investment management fee

706,260
Investment advisory fee

357,770
Administration fee and expenses

217,542
Audit and tax services

98,750
Custodian fees and expenses

94,161
Legal fees and expenses

74,069
Insurance expense

46,583
Reports and notices to shareholders

42,395
Directors' fees and expenses

36,530
Transfer agency fee and expenses

13,576
Other

51,358
Total expenses

1,739,1
74
Net investment income

1,411,9
58
Realized and unrealized gains from investment activities and foreign currency transactions:


Net realized gains on investments:


Unaffiliated securities
8,090,6
40

Affiliated securities
1,616,1
67
9,706,8
07
Net realized foreign currency transaction gains

78,950
Net change in unrealized appreciation
(depreciation) on investments in equity
securities

(5,989,
104)
Net change in unrealized appreciation
(depreciation) on other assets and
liabilities denominated in foreign currency

(86,645
)
Net realized and unrealized gains from
investment activities and foreign currency transactions

3,710,0
08
Net increase in net assets resulting from operations

	$
	5,121,9
66

See accompanying notes to financial statements.
Statement of Changes in Net Assets


For the Years
Ended
October 31,

2005
2004
Increase (decrease) in net assets from
operations:


Net investment income
	$
	1,411,95
8
	$
	1,658,62
9
Net realized gain on:


Investments
9,706,80
7
10,622,8
42
Foreign currency transactions
78,950
376,953
Net change in unrealized appreciation
(depreciation) on:


Investments in equity securities
(5,989,1
04)
1,042,10
2
Translation of short-term investments and
other assets and liabilities denominated
in foreign currency
(86,645)
(29,602)
Net increase in net assets resulting from
operations
5,121,96
6
13,670,9
24
Dividends and distributions to shareholders from:


Net investment income
(2,025,5
69)
(874,505
)
From capital stock transactions:


Sale of capital stock resulting from:


Reinvestment of dividends
34,002
13,496
Net increase in net assets
3,130,39
9
12,809,9
15
Net assets:


Beginning of year
93,942,2
37
81,132,3
22
End of year (including undistributed net
investment income of
$1,490,908 and $2,034,442, respectively)
	$
	97,072,6
36
	$
	93,942,2
37

See accompanying notes to financial statements.
Notes to Financial Statements

Organization and Significant Accounting Policies
The Singapore Fund, Inc. (the "Fund") was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.
The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates. Valuation of Investments-Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the "Board") of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe. Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.
Foreign Currency Translation-The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in the market price of securities.
Tax Status-The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. During the year ended October 31, 2005, the Fund was subject to withholding tax, ranging from 10% to 20%, on certain income from its investments.
The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.
Notes to Financial Statements (continued)

Investment Transactions and Investment Income-Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.
Dividends and Distributions to Shareholders-The Fund records dividends and distributions payable to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These book basis/tax basis ("book/tax") differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
Forward Foreign Currency Contracts-The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such contracts.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Investment Manager and Investment Adviser
The Fund has entered into an Investment Management
Agreement (the "Management Agreement") with DBS Asset Management (United States) Pte. Ltd. (the "Manager"). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund's assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund's average weekly net assets and 0.66% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the year ended October 31, 2005, no out-of-pocket expenses were paid to the Manager.
The Fund has entered into an Investment Advisory
Agreement (the "Advisory Agreement") with Daiwa SB Investments (Singapore) Limited (the "Adviser"), which provides general and specific investment advice to the Manager with respect to the Fund's assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund's average weekly net assets
Notes to Financial Statements (continued)

and 0.34% of the Fund's average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the year ended October 31, 2005, no out-of-pocket expenses were paid to the Adviser.
At October 31, 2005, the Fund owed to the Manager and the Adviser $61,063 and $30,942 for management and advisory fees, respectively.
Administrator and Custodian and Other Related Parties
Daiwa Securities Trust Company ("DSTC"), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund's average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the year ended October 31, 2005, expenses of $5,986 were paid to the Administrator, representing reimbursement to the Administrator of costs relating to the attendance by its employees at meetings of the Fund's Board.
DSTC also acts as custodian for the Fund's assets and appoints subcustodians for the Fund's assets held outside of the United States. DSTC has appointed DBS Bank Ltd. ("DBS Bank"), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of-pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the year ended October 31, 2005, DSTC earned $21,543 and DBS Bank earned $67,378 from the Fund for their respective custodial services.
At October 31, 2005, the Fund owed to DSTC $16,702,
$3,750 and $19,960 for administration, compliance and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $18,056. During the year ended October 31, 2005, the Fund paid or accrued $82,587 for legal services, in connection-with the Fund's on-going operations, to a law firm of which the Fund's Assistant Secretary is a partner.
Investments in Securities and Federal Income Tax Matters
For federal income tax purposes, the cost of securities owned at October 31, 2005 was $80,611,721, excluding short-term interest-bearing investments. At October 31, 2005, the net unrealized appreciation on investments, excluding short-term securities, of $12,382,281 was composed of gross appreciation of $18,960,835 for those investments having an excess of value over cost, and gross depreciation of $6,578,554 for those investments having an excess of cost over value. For the year ended October 31, 2005, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $37,778,573 and $31,139,837, respectively.
In order to present undistributed net investment income and accumulated net realized loss on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments.
Notes to Financial Statements (concluded)

For the year ended October 31, 2005, the adjustments
were to increase net investment income by $70,077 and increase accumulated net realized loss by $78,950 primarily related to the reclassification of realized foreign currency gains and increase capital by $8,873. Net investment income, net realized losses and net assets were not affected by this change.
During the current year, the Fund utilized capital loss carryforwards of $9,702,277.
At October 31, 2005, the Fund had a remaining capital
loss carryover of $23,363,702, of which $5,096,375 expires in the year 2008, $16,509,415 expires in the year 2009 and $1,757,912 expires in the year 2010, available to offset future net capital gains.
The tax basis components of distributable earnings
differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales. As of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:
Net Investment
Income
Accumulated Net
Realized Loss
Unrealized
Appreciation/Dep
reciation
$1,490,908
$23,363,702
$12,382,633

The tax character of the distribution paid during the fiscal year ended October 31, 2005 and October 31, 2004 was the same for financial statement and tax purposes. Concentration of Risk
Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.
At October 31, 2005, the Fund had 1,843,088 Singapore
Dollars valued at $1,088,813 on deposit with a single financial institution.
Capital Stock
There are 100,000,000 shares of $0.01 par value common stock authorized. During the year ended October 31, 2005, 3,912 shares were issued as a result of the reinvestment of dividends paid to those shareholders electing to reinvest dividends. Of the 9,211,045 shares outstanding at October 31, 2005, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 15,118 shares.
Subsequent Event
On December 19, 2005, a dividend was declared by the Board. The distribution of $0.17 per share is payable on January 19, 2006, to shareholders of record at the close of business on December 30, 2005. The ex-dividend date is December 28, 2005.
Financial Highlights

Selected data for a share of capital stock outstanding during each year is presented below:

For the Year Ended October 31,

2005
2004
2003
2002
2001
Net asset value, beginning of
year
	$
	10.20
	$	8.81
	$	6.46
	$	5.76
	$	8.12
Net investment income
0.16
0.18
0.08
0.02
0.10
Net realized and unrealized
gains (losses) on
investments and foreign
currency transactions
0.40
1.31
2.28
0.76
(2.46
)
Net increase (decrease) in
net asset value resulting
from operations
0.56
1.49
2.36
0.78
(2.36
)
Less:  dividends and
distributions to
shareholders Net investment
income
(0.22
)
(0.10
)
(0.01
)
(0.08
)
-
Net asset value, end of year
	$
	10.54
	$
	10.20
	$	8.81
	$	6.46
	$	5.76
Per share market value, end
of year
	$	9.29
	$	8.52
	$
	.62
	$	5.00
	$	4.48
Total investment return:





Based on market price at
beginning and end of year,
assuming reinvestment of
dividends
11.80
%
13.25
%
52.59
%
13.39
%
(29.7
3) %
Based on net asset value at
beginning and end of year,
assuming reinvestment of
dividends
5.95
%
17.27
%
36.55
%
13.94
%
(29.0
6) %
Ratios and supplemental data:





Net assets, end of year (in
millions)
	$	97.1
	$	93.9
	$	81.1
	$	59.4
	$	53.0
Ratios to average net
assets of:





Expenses
1.81
%
1.65
%
1.85
%
2.12
%
2.15
%
Expenses, excluding waiver
of Management and
Advisory fee applicable
to net investment income
1.81
%
1.82
%
2.04
%
2.20%
2.15
%
Net investment income
1.47
%
1.93
%
1.19
%
0.23
%
1.47
%
Portfolio turnover
34.85
%
77.65
%
93.13
%
103.3
3 %
152.1
8 %

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Directors of
The Singapore Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Singapore Fund, Inc. (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
December 19, 2005
Tax Information (unaudited)

The Fund is required by Subchapter M of the Internal
Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (October 31, 2005) as to the federal tax status of any distributions received by you during such fiscal year.
On December 19, 2005, the Board of Directors of the Fund approved a total distribution of $0.17 per share which represents a dividend from ordinary income.
There is no foreign tax deduction or credit available to shareholders for calendar year 2005.
The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns will be included with your Form 1099-DIV to be received under separate cover in January 2006.
Shareholders are strongly advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.
Information Concerning Directors and Officers (unaudited)

The following table sets forth information concerning
each of the Directors and Officers of the Fund. The Directors of the Fund will serve for terms expiring on the date of subsequent Annual Meetings of Stockholders in the year 2007 for Class I Directors, 2008 for Class II Directors and 2006 for Class III Directors, or until their successors are duly elected and qualified.
Name (Age) and
Address of
Directors/Officer
s
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Direct
or or
Office
r of
Fund
Since
Number
of
Funds
in Fund
Complex
for
Which
Directo
r
Serves
(1)
Directors



Austin C.
Dowling (73)
1002 E Long
Beach Boulevard
North Beach,
NJ 08008
Retired; Director, The Thai
Capital Fund, Inc., since
1990; Director, The Japan
Equity Fund, Inc., since
1992.
Class
III
Direct
or
since
2000
3
Martin J. Gruber
(68)
229 South Irving
Street
Ridgewood, NJ
07450
Professor of Finance,
Leonard N. Stern School of
Business, New York
University, since 1965;
Director, The Thai Capital
Fund, Inc., since 2000;
Director, The Japan Equity
Fund, Inc., since 1992;
Trustee, Scudder New York
Mutual Funds, since 1992;
Trustee, C.R.E.F., from 2001
to 2005 and Chairman from
December 2003 to 2005;
Trustee, T.I.A.A., from 1996
to 2000; Director, National
Bureau of Economic Research,
since August, 2005.
Class
II
Direct
or
since
2000
3
David G. Harmer
(62)
4337 Bobwhite
Court Ogden, UT
84403
Executive Director,
Department of Community and
Economic Development for the
State of Utah, since May
2002; Chairman, 2K2 Hosting
Corporation, from April 2001
to April 2002; President,
Jetway Systems, a division
of FMC Corporation, from
1997 until 2001; Director,
The Thai Capital Fund, Inc.,
since 2000; Director, The
Japan Equity Fund, Inc.,
since 1997.
Class
I
Direct
or
since
1996
3
*	Ikuo Mori (56)
Daiwa Securities
America Inc.
Financial Square
32 Old Slip New
York, NY 10005
Chairman and CEO, Daiwa
Securities America Inc.,
since 2001; Executive
Officer, Daiwa Securities
Group Inc., since 2001;
President and COO, Daiwa
Securities America Inc.,
from 1996 to 2001; Chairman
of the Board, The Thai
Capital Fund, Inc., since
2001.
Chairm
an of
the
Board
and
Class
III
Direct
or
since
2001
3

Information Concerning Directors and Officers (unaudited)
(concluded)

Name (Age) and
Address of
Directors/Officer
s
Principal Occupation
or Employment During Past
Five Years and
Directorships in
Publicly Held Companies
Direct
or or
Office
r of
Fund
Since
Number
of
Funds
in Fund
Complex
for
Which
Directo
r
Serves
(1)
Oren G. Shaffer
(63)
1801 California
Street Denver,
CO 80202
Vice Chairman and Chief
Financial Officer, Qwest
Communications International
Inc., since July 2002;
Executive Vice President and
Chief Financial Officer,
Ameritech Corporation, from
1994 to 2000; Director, The
Thai Capital Fund, Inc.,
since 2000; Director, The
Japan Equity Fund, Inc.,
since 2000.
Class
I
Direct
or
since
1997
3
Officers



John J. O'Keefe
(46)
One Evertrust
Plaza Jersey
City, NJ 07302-
3051
Vice President and
Treasurer, The Thai Capital
Fund, Inc. and The Japan
Equity Fund, Inc., since
2000; Vice President, Fund
Accounting Department, Daiwa
Securities Trust Company,
since 2000.
Vice
Presid
ent
and
Treasu
rer of
the
Fund
since
2000
Secret
ary of
the
Fund
since
2000
-
Yuko Uchida (27)
One Evertrust
Plaza Jersey
City, NJ 07302-
3051
Secretary, The Thai Capital
Fund, Inc. and The Japan
Equity Fund, Inc., since
2004; Client Reporting
Department of Daiwa
Securities Trust Company,
since 2002.
Secret
ary of
the
Fund
since
2004
-
Anthony Cambria
(51)
One Evertrust
Plaza Jersey
City, NJ 07302-
3051
Chief Compliance Officer,
The Thai Capital Fund, Inc.
and The Japan Equity Fund,
Inc., since 2004; Director
and Executive Vice
President, Daiwa Securities
Trust Company, since 1999.
Chief
Compli
ance
Office
r of
the
Fund
since
2004
-
Leonard B.
Mackey, Jr. (54)
31 West 52nd
Street New York,
NY 10019-6131
Partner in the law firm of
Clifford Chance US LLP,
since 1983; Assistant
Secretary, The Thai Capital
Fund, Inc. and The Japan
Equity Fund, Inc., since
2004.
Assist
ant
Secret
ary of
the
Fund
since
2004
-

1	"Fund Complex" includes the Fund, The Thai Capital Fund, Inc.,
The Japan Equity Fund, Inc. and other investment companies
advised by SCB Asset Management Co., Ltd., Daiwa SB
Investments (H.K.) Ltd., DBS Asset Management (United States)
Pte. Ltd., Daiwa SB Investments (Japan Equity) Ltd., Daiwa SB
Investments (USA) Ltd., Daiwa SB Investments Ltd. or their
respective affiliates.
*	Directors so noted are deemed by the Fund's counsel to be
"interested persons" (as defined in the U.S. Investment
Company Act of 1940, as amended). Mr. Mori is deemed an interested person of the Fund because of his affiliation with Daiwa Securities America Inc., an affiliate of the Fund's investment adviser, Daiwa SB Investments (Singapore) Ltd.

Board Consideration and Approval of Investment Advisory and
Management Agreements (unaudited)

Nature, Extent and Quality of Services
At a Meeting of the Board of Directors of The Singapore
Fund, Inc. held on June 2, 2005, the Board reviewed and considered the nature and extent of the investment advisory services provided by Daiwa SB Investments (Singapore) Ltd. (the "Investment Adviser") under the Advisory Agreement and DBS Asset Management (United States) Pte. Ltd. (the "Investment Manager" and, together with the Investment Adviser, the "Advisers") under the Investment Management Agreement. The Board reviewed and considered the qualifications of the portfolio manager, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory services to the Fund. The Board determined that the portfolio manager and key personnel of the Investment Manager are qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also reviewed the services provided to the Fund by the Investment Adviser and the personnel of the Investment Adviser who provide those services. The Board concluded that the nature and extent of the advisory services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory services was satisfactory.
Performance Relative to the Fund's Benchmark
The Board reviewed the Fund's performance for the last one-, three-and five-year periods, as well as for the last 20 quarters, as provided in the materials distributed to the Board prior to the Meeting, compared to the Fund's benchmark, the Straits Times Index. The Board noted that the Fund's performance for the last three-and five-year periods was higher than the Fund's benchmark, but was lower for the one-year period. The Board discussed with the Adviser the reasons for the Fund's underperformance in the last year.
The Board further noted that, for the last 20 quarters, the Fund's performance varied as compared to the benchmark, however, the Fund generally performed in line with, or outperformed, the benchmark. The Board concluded that the Fund's overall performance was competitive with that of its benchmark.
Fees Relative to Other Funds Advised by the Advisers
The Board reviewed the advisory fee paid by the Fund under the Advisory Agreement and the Investment Management Agreement (together, the "advisory fee"). The Board also reviewed information showing the advisory fees paid by other funds managed by each of the Advisers as compared to the advisory fee paid by the Fund. The Board noted that while the Investment Manager and the Investment Adviser do not manage any other U.S. registered funds, the Investment Manager does advise approximately 20 other closed-and open-end funds, of which only four funds have an advisory fee lower than the Fund, and the Investment Adviser advises approximately seven other closed-and open-end funds, of which only one fund has an advisory fee lower than the Fund. The Board concluded that the advisory fee paid by the Fund was appropriate as compared to other funds advised by the Advisers.
Board Consideration and Approval of Investment Advisory and Management Agreements (unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by
Other Advisers
The Board considered the advisory fees paid by the other funds in the Fund Complex, The Japan Equity Fund, Inc. and The Thai Capital Fund, Inc., as compared to the advisory fee paid to the Fund's Advisers. The Board noted that the advisory fee rate paid to the Fund was higher than that of The Japan Equity Fund, Inc. and The Thai Capital Fund, Inc. In addition, the Board examined the advisory fees paid to other closed-end funds investing in a single country. While the fees vary widely, the advisory fee rate paid to The Singapore Fund, Inc. falls generally in the middle of the range of fees paid to other closed-end funds investing in a single country. The Board concluded that the Fund's advisory fee was competitive with these other country funds. The Board also noted that the total expense ratio of the Fund was in the middle of the range of total expense ratios of other closedend funds investing in a single country. The Board concluded that the Fund's total expense ratio was satisfactory.
Breakpoints and Economies of Scale
The Board reviewed the structure of the Fund's advisory fee schedule under the Advisory Agreement and Investment Management Agreement and noted that it does include breakpoints. The Board considered that the Fund is closed-end and that the Fund's assets are not likely to grow with new sales. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered at the current asset levels.
Profitability of the Advisers
The Board considered and reviewed a profitability report for each of the Advisers for the last year included in the materials previously provided to the Board. Based on their review of the information they received, the Board concluded that the profits earned by each Adviser were not excessive in light of the advisory services provided to the Fund.
Advisers Financially Sound and Financially Capable of Meeting the Fund's Needs
The Board considered whether each of the Advisers is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement and Investment Management Agreement, to which it is a party. The Board noted that each Adviser's operations remain profitable. The Board concluded that each of the Advisers has the financial resources necessary to fulfill its obligations under the Advisory Agreement and Investment Management Agreement, to which it is a party.
Historical Relationship Between the Fund and the Advisers
The Board also reviewed and considered the historical relationship between the Fund and the Advisers, including the organizational structure of each of the Advisers, the policies and procedures formulated and adopted by each of the Advisers for managing the Fund's assets and the Board's confidence in the competence and integrity of the senior managers and key personnel of each of the Board Consideration and Approval of Investment Advisory and Management Agreements (unaudited) (concluded)

Advisers. The Board concluded that it is beneficial for the Fund to continue its relationship with the Advisers.
Other Factors and Current Trends
The Board considered the controls and procedures adopted and implemented by each of the Advisers and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by each of the Advisers indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.
General Conclusion
After considering and weighing all of the above factors, the Board concluded it would be in the best interests of the Fund and its shareholders to approve renewal of each of the Advisory Agreement and Investment Management Agreement for another year.


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BOARD OF DIRECTORS
Ikuo Mori, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Oren G. Shaffer
OFFICERS
John J. O'Keefe
Vice President and Treasurer
Yuko Uchida
Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary
ADDRESS OF THE FUND
c/o Daiwa Securities Trust
Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051
INVESTMENT MANAGER
DBS Asset Management (United
States) Pte. Ltd.
INVESTMENT ADVISER
Daiwa SB Investments
(Singapore) Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
American Stock Transfer and
Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Notice is hereby given in
accordance with Section 23(c)
of the Investment Company Act
of 1940 that from time to time
the Fund may purchase shares of
its common stock in the open
market at prevailing market
prices.  This report is sent to
shareholders of the Fund for
their information.  It is not a
prospectus, circular or
representation intended for use
in the purchase or sale of
shares of the Fund or of any
securities mentioned in the
report.



THE
SINGAPORE
FUND, INC.

Annual Report
October 31, 2005


Item 2.  Code of Ethics.
(a)	The registrant has adopted a code of ethics (the "Code
of Ethics") that applies to the registrant's principal
executive officer and principal financial and accounting officer. A copy of the registrant's Code of Ethics is attached hereto as Exhibit 12(a).
(b)	No information need be disclosed pursuant to this
paragraph.
(c)	The registrant has not amended the Code of Ethics during
the period covered by the shareholder report presented
in Item 1 hereto.
(d)	The registrant has not granted a waiver or an implicit
waiver from a provision of the Code of Ethics.
(e)	Not applicable.
(f)	(1)	The Code of Ethics is attached hereto as Exhibit
12(a).
(2)	Not applicable.
(3)	Not applicable.
Item 3.  Audit Committee Financial Expert.
The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Oren G. Shaffer who is "independent" for purposes of this item.
Item 4.  Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2005




Registrant
Covered
Entities(1)

Audit Fees
$86,000
N/A





Non-Audit Fees



Audit-Related Fees
-
-

Tax Fees
(2)
$8,900
-

All Other Fees
-
-

Total Non-Audit Fees
$8,900
-





Total
$94,900
-





2004




Registr
ant
Covered
Entities(1)

Audit Fees
$81,150
N/A





Non-Audit Fees



Audit-Related Fees
-
-

Tax Fees
(2)
$8,400
-

All Other Fees
-
-

Total Non-Audit Fees
$8,400
-





Total
$89,550
-




_____________________
N/A- Not applicable, as not required by Item 4.

(1)	"Covered Entities" include the registrant's investment
adviser (excluding any sub-adviser whose role is
primarily portfolio management and is subcontracted with
or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the registrant's adviser that provides ongoing services
to the registrant.
(2)	Tax Fees represent fees received for tax compliance
services provided to the registrant, including the review of tax returns.

(e)	(1)	Before the registrant's principal accountant is
engaged to render audit or non-audit services to
the registrant and non-audit services to the
registrant's investment adviser and its affiliates,
each engagement is approved by the registrant's
audit committee.
(e)	(2)	100% of the services described in each of (b)
through (d) of this Item 4 were approved by the
registrant's audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)	See table above.
(h)	The registrant's audit committee of the board of
directors has considered whether the provision of non-
audit services that were rendered to Covered Entities
that were not pre-approved pursuant to paragraph
(C)(7)(ii) of Rule 2-01 of Regulation S-X is compatible
with maintaining the auditors' independence in
performing audit services.
Item 5.  Audit Committee of Listed Registrants.
The registrant has a separately-designated standing
audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are as follows: Austin C. Dowling, Martin J.
Gruber, David G. Harmer and Oren G. Shaffer.
Item 6.  Schedule of Investments.
A Schedule of Investments is included as part of the
report to shareholders filed under Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures
for Closed-End Management Investment Companies.
The registrant has delegated to its investment adviser
the voting of proxies relating to the registrant's portfolio securities. The registrant's policies and procedures and those used by the investment adviser to determine how to vote proxies relating to the registrant's portfolio securities, including the procedures used when a vote presents a conflict of interest involving the investment adviser or any of its affiliates, are contained in the investment adviser's Proxy Voting Guidelines, which are attached hereto as Exhibit
12(c).
Item 8.  Portfolio Managers of Closed-End Management
Investment Companies.
Not applicable.
Item 9.  Purchase of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security
Holders.
There have been no material changes to the procedures by
which shareholders may recommend nominees to the registrant's board of directors.
Item 11.  Controls and Procedures.
(a)	The registrant's principal executive and principal
financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as
amended (the "1940 Act") (17 CFR 270.30a-3(c))) are
effective, as of a date within 90 days of the filing
date of this Form N-CSR based on their evaluation of
these controls and procedures required by Rule 30a-3(b)
under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-
15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-
15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant's internal
control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that
occurred during the registrant's second fiscal quarter
that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 12.  Exhibits.
(a)	Code of Ethics for Principal Executive and Senior
Financial Officers.
(b)	Certifications required by Rule 30a-2(a) of the
Investment Company Act of 1940, as amended, and Section
906 of the Sarbanes-Oxley Act of 2002 are attached
hereto.
(c)	Proxy Voting Guidelines for the registrant and its
adviser.


SIGNATURES
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the
registrant has duly caused this report to be signed on its
behalf by the undersigned, thereunto duly authorized.
The Singapore Fund, Inc.
By	\s\ John J. O'Keefe

John J. O'Keefe, Vice
President & Treasurer
Date:  December 28, 2005
Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, this
report has been signed below by the following persons on
behalf of the registrant and in the capacities and on the
dates indicated.
By	\s\ John J. O'Keefe

John J. O'Keefe, Vice
President & Treasurer
Date:  December 28, 2005
By	\s\ Ikuo Mori

Ikuo Mori, Chairman
Date:  December 28, 2005


EXHIBIT 12 (a)
CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
OFFICERS
I.	This Code of Ethics (the "Code") for The Thai Capital
Fund, Inc., The Singapore Fund, Inc. and The Singapore
Fund, Inc. (each a "Fund" and collectively the "Funds") applies to each Fund's President and Treasurer (or persons performing similar functions) ("Covered
Officers") for the purpose of promoting:
?	honest and ethical conduct, including the ethical
handling of actual or apparent conflicts of
interest between personal and professional
relationships;
?	full, fair, accurate, timely and understandable
disclosure in reports and documents that a Fund
files with, or submits to, the Securities and
Exchange Commission ("SEC") and in other public
communications made by a Fund;
?	compliance with applicable laws and governmental
rules and regulations;
?	prompt internal reporting of violations of the Code
to an appropriate person or persons identified in
the Code; and
?	accountability for adherence to the Code.
Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. A Fund will expect all Covered Officers to comply at all times with the principles in this Code. A violation of this Code by an employee is grounds for disciplinary action up to and including discharge and possible legal prosecution. Any question about the application of the Code should be referred to the Audit Committee of the Fund's Board of Directors ( the "Audit Committee").
II.	Covered Officers Should Handle Ethically Actual and
Apparent Conflicts of Interest
Overview.  A "conflict of interest" occurs when a
Covered Officer's private interest interferes with the interests of, or his service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with a Fund.
Certain conflicts of interest arise out of the
relationships between Covered Officers and a Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (the "Investment Company Act") and the Investment Advisers Act of 1940 (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with a Fund because of their status as "affiliated persons" of a Fund. The compliance programs and procedures of a Fund and the Fund's Investment Manager and Investment Adviser are designed to prevent, or identify and correct, violations of these provisions. Certain conflicts of interest also arise out of the personal securities trading activities of the Covered Officers and the possibility that they may use information regarding a Fund's securities trading activities for their personal benefit. Each Fund's Code of Ethics under Rule 17j-1 under the Investment Company Act is designed to address these conflicts of interest. This Code does not, and is not intended to, replace these programs and procedures or a Fund's Rule 17j-1 Code of Ethics, and this Code's provisions should be viewed as being additional and supplemental to such programs, procedures and code.
Although typically not presenting an opportunity for
improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between a Fund and its Investment Adviser or Investment Manager of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for a Fund or for its Investment Adviser or Investment Manager, or for all parties), be involved in establishing policies and implementing decisions that will have different effects on the Investment Adviser or Investment Manager and a Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between a Fund and its Investment Adviser or Investment Manager and is consistent with the performance by the Covered Officers of their duties as officers of a Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by a Fund's Board of Directors (the "Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by other codes. Each Covered Officer must not:
?	use his personal influence or personal
relationships improperly to influence investment
decisions or financial reporting by a Fund whereby
the Covered Officer would benefit personally to the
detriment of a Fund;
?	cause a Fund to take action, or fail to take
action, for the individual personal benefit of the
Covered Officer rather than the benefit of the
Fund; and
?	use material non-public knowledge of portfolio
transactions made or contemplated for, or actions
proposed to be taken by, a Fund to trade personally
or cause others to trade personally in
contemplation of the market effect of such
transactions.
Each Covered Officer must, at the time of signing this
Code, report all material business affiliations outside a Fund and must update the report annually.
Covered Officers should avoid situations which involve
the appearance of, or potential for, conflicts of interest. Examples of these situations include:
?	accepting directly or indirectly, anything of
value, including gifts and gratuities in excess of
$100 per year from any person or entity with which
a Fund has current or prospective business
dealings, not including occasional meals or tickets
to theatre or sporting events or other similar
entertainment, provided it is business-related,
reasonable in cost, appropriate as to time and
place and not so frequent as to raise any question
of impropriety;
?	any ownership interest in, or any consulting or
employment relationship with, any of a Fund's
service providers, other than its Investment
Adviser or Investment Manager or any affiliated
person thereof; and
?	a direct or indirect financial interest in
commissions, transaction charges or spreads paid by
a Fund for effecting portfolio transactions or for
selling or redeeming shares other than an interest
arising from the Covered Officer's employment, such
as compensation or equity ownership.
In situations involving a Covered Officer which involve
the appearance of, or the potential for, conflicts of interest, but where the Covered Officer believes that no significant conflict of interest exist, the Covered Officer must obtain prior written approval from the Audit Committee before becoming involved in that situation. No such approval shall be considered a waiver of this Code.
III.	Disclosure and Compliance
?	Each Covered Officer should familiarize himself
with the disclosure and compliance requirements
generally applicable to a Fund;
?	Each Covered Officer should not knowingly
misrepresent, or cause others to misrepresent,
facts about a Fund to others, whether within or
outside a Fund, including to a Fund's directors and
auditors, or to governmental regulators and self-
regulatory organizations;
?	Each Covered Officer should, to the extent
appropriate within his area of responsibility,
consult with other officers and employees of a Fund
and its Investment Adviser or Investment Manager
with the goal of promoting full, fair, accurate,
timely and understandable disclosure in the reports
and documents a Fund files with, or submits to, the
SEC and in other public communications made by a
Fund; and
?	It is the responsibility of each Covered Officer to
promote compliance with the standards and
restrictions imposed by applicable laws, rules and
regulations.
IV.	Reporting and Accountability
Each Covered Officer must:
?	upon adoption of the Code or (thereafter as
applicable, upon becoming a Covered Officer),
affirm in writing to the Board that he has
received, read and understands the Code;
?	annually thereafter affirm to the Board that he has
complied with the requirements of the Code;
?	not retaliate against any other Covered Officer or
any employee of a Fund or their affiliated persons
for reports of potential violations that are made
in good faith; and
?	notify the Audit Committee promptly if he knows of
any violation of this Code.  Failure to do so is
itself a violation of this Code.
The Audit Committee is responsible for applying this
Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. Any waivers sought by a Covered Officer must be considered by the Audit Committee.
A copy of this Code shall be delivered to each employee
of a Fund and each employee of its Investment Adviser and Investment Manager annually together with a memorandum requesting that any violations of the Code be communicated immediately to the Audit Committee.
Each Fund will follow these procedures in investigating
and enforcing this Code:
?	the Audit Committee will take all appropriate
action to investigate any potential violations
reported to it;
?	if, after such investigation, the Audit Committee
believes that no violation has occurred, the Audit
Committee is not required to take any further
action;
?	if the Audit Committee determines that a violation
has occurred, it will consider appropriate action,
which may include review of, and appropriate
modifications to, applicable policies and
procedures; notification to appropriate personnel
of the Investment Adviser or its board; or a
recommendation to dismiss the Covered Officer;
?	the Audit Committee will be responsible for
granting waivers of this Code, as appropriate; and
?	any changes to or waivers of this Code will, to the
extent required, be disclosed as provided by SEC
rules.
V.	Changes To or Waivers of the Code
No change to or waiver of any provision of this Code
will be effective until a Fund discloses the nature of any amendment to, or waiver from, a provision of the Code in its Form N-CSR, or on its website within five business days following the date of the amendment or waiver if this method of disclosure has been established in its Form N-CSR and made available on its website for twelve months. Any waiver of provisions of this Code will be reported in filings with the SEC and otherwise reported to a Fund's stockholders to the full extent required by the rules of the SEC and by any applicable rules of any securities exchange on which a Fund's securities are listed.
VI.	Other Policies and Procedures
This Code shall be the sole code of ethics adopted by
each Fund for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of a Fund or its Investment Adviser, Investment Manager or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they conflict with the provisions of this Code.
VII.	Amendments
Any amendments to this Code must be approved or ratified
by a majority vote of the Audit Committee and the Board, including a majority of directors who are not interested persons as defined in the Investment Company Act.
VIII.	Confidentiality
All reports and records prepared or maintained pursuant
to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Audit Committee, the Board, the Fund and its counsel and its Investment Adviser and Investment Manager and their respective counsel.
IX.	Internal Use
The Code is intended solely for the internal use by a
Fund and does not constitute an admission, by or on behalf of a Fund, as to any fact, circumstance or legal conclusion.
I have read and understand the terms of the Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the Code.
_________________________
Date:_____________________


EXHIBIT 12 (b)
CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, John J. O'Keefe, certify that:
1.	I have reviewed this report on Form N-CSR of The
Singapore Fund, Inc.;
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c)
under the Investment Company Act of 1940) and internal
control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for
the registrant and have:
(a)	designed such disclosure controls and
procedures, or caused such disclosure controls
and procedures to be designed under our
supervision, to ensure that material
information relating to the registrant,
including its consolidated subsidiaries, is
made known to us by others within those
entities, particularly during the period in
which this report is being prepared;
 (b)	Designed such internal control over financial
reporting, or caused such internal control
over financial reporting to be designed under
our supervision, to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation of
financial statements for external purposes in
accordance with generally accepted accounting
principles;
(c)	Evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this report our
conclusions about the effectiveness of the
disclosure controls and procedures, as of a
date within 90 days prior to the filing date
of this report based on such evaluation; and
(d)	Disclosed in this report any change in the
registrant's internal control over financial
reporting that occurred during the second
fiscal quarter of the period covered by this
report that has materially affected, or is
reasonably likely to materially affect, the
registrant's internal control over financial
reporting; and
5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of
internal control which are reasonably likely
to adversely affect the registrant's ability
to record, process, summarize, and report
financial information; and
(b)	any fraud, whether or not material, that
involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.
Date:  December 28, 2005
\s\ John J. O'Keefe

John J. O'Keefe, Vice President
& Treasurer


CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Ikuo Mori, certify that:
1.	I have reviewed this report on Form N-CSR of The
Singapore Fund, Inc.;
2.	Based on my knowledge, this report does not contain any
untrue statement of a material fact or omit to state a
material fact necessary to make the statements made, in
light of the circumstances under which such statements
were made, not misleading with respect to the period
covered by this report;
3.	Based on my knowledge, the financial statements, and
other financial information included in this report,
fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required
to include a statement of cash flows) of the registrant
as of, and for, the periods presented in this report;
4.	The registrant's other certifying officer and I are
responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c)
under the Investment Company Act of 1940) and internal
control over financial reporting (as defined in Rule
30a-3(d) under the Investment Company Act of 1940) for
the registrant and have:
(a)	Designed such disclosure controls and
procedures, or caused such disclosure controls
and procedures to be designed under our
supervision, to ensure that material
information relating to the registrant,
including its consolidated subsidiaries, is
made known to us by others within those
entities, particularly during the period in
which this report is being prepared;
 (b)	Designed such internal control over financial
reporting, or caused such internal control
over financial reporting to be designed under
our supervision, to provide reasonable
assurance regarding the reliability of
financial reporting and the preparation of
financial statements for external purposes in
accordance with generally accepted accounting
principles;
(c)	Evaluated the effectiveness of the
registrant's disclosure controls and
procedures and presented in this report our
conclusions about the effectiveness of the
disclosure controls and procedures, as of a
date within 90 days prior to the filing date
of this report based on such evaluation; and
(d)	Disclosed in this report any change in the
registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer and I have
disclosed, to the registrant's auditors and the audit
committee of the registrant's board of directors (or
persons performing the equivalent functions):
(a)	all significant deficiencies and material
weaknesses in the design or operation of internal
control which are reasonably likely to adversely
affect the registrant's ability to record, process,
summarize, and report financial information; and
(b)	any fraud, whether or not material, that involves
management or other employees who have a
significant role in the registrant's internal
controls over financial reporting.
Date:  December 28, 2005
By	\s\ Ikuo Mori

Ikuo Mori, Chairman


CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Vice President & Treasurer of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended October 31, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the
requirements of section 13(a) or 15(d) of the
Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial condition and results of operations of the Funds.
Dated:  December 28, 2005
\s\ John J. O'Keefe

John J. O'Keefe, Vice President
& Treasurer
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.



CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002
The undersigned, the Chairman of The Singapore Fund,
Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C.
Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:
1.	such Form N-CSR fully complies with the
requirements of section 13(a) or 15(d) of the
Securities Exchange Act of 1934; and
2.	the information contained in such Form N-CSR fairly
presents, in all material respects, the financial condition and results of operations of the Funds.
Dated:  December 28, 2005
\s\ Ikuo Mori
Ikuo Mori, Chairman
This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the Report or as a separate disclosure document.


EXHIBIT 12 (c)
The Singapore Fund, Inc.
Proxy Voting Policy and Procedures
The Board of Directors of The Singapore Fund, Inc. (the "Fund") hereby adopts the following policy and procedures with respect to voting proxies relating to Fund securities managed by DBS Asset Management. (the "Investment Manager").
I.	Policy
It is the policy of the Board of Directors of the Fund (the "Board") to delegate the responsibility for voting proxies relating to securities held by the Fund to the Investment Manager as part of the Investment Manager's general management of the Fund's assets, subject to the Board's continuing oversight. The Board of Directors of the Fund hereby delegates such responsibility to the Investment Manager, and directs the Investment Manager to vote proxies relating to Fund portfolio securities managed by the Investment Manager consistent with the duties and procedures set forth below. The Investment Manager may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Fund.
II.	Fiduciary Duty
The right to vote a proxy with respect to securities held by the Fund is an asset of the Fund. The Investment Manager, to which authority to vote on behalf of the Fund is delegated, acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders. In discharging this fiduciary duty, the Investment Manager must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.
III.	Procedures
The following are the procedures adopted by the Board for the administration of this policy.
A. Review of Investment Manager's Proxy Voting Procedures. The Investment Manager shall present to the Board their policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents, including changes to policies addressing conflicts of interest.
B. Voting Record Reporting. The Investment Manager shall provide the voting record information necessary for the completion and filing of Form N-PX to the Fund at least annually. Such voting record information shall be in a form acceptable to the Fund and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Fund and the Investment Manager may agree from time to time. With respect to those proxies that the Investment Manager has identified as involving a conflict of interest , the Investment Manager shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.
C. Record Retention. The Investment Manager shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940 and the rules promulgated thereunder.
D. Conflicts of Interest. Any actual or potential conflicts of interest between the Investment Manager and the Fund's shareholders arising from the proxy voting process will be addressed by the Investment Manager and the Investment Manager's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Investment Manager. In the event that the Investment Manager notifies the officer(s) of the Fund that a conflict of interest cannot be resolved under the Investment Manager's Proxy Voting Procedures, such officer(s) are responsible for notifying the Chairman of the Board of the Fund of the irreconcilable conflict of interest and assisting the Chairman with any actions he determines are necessary.
IV.	Revocation
The delegation by the Board of the authority to vote proxies relating to securities of the Fund is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
V.	Annual Filing
The Fund shall file an annual report of each proxy voted with respect to securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
VI.	Disclosures
A.	The Fund shall include in its annual report filed
on Form N-CSR:
1.	a description of this policy and of the
policies and procedures used by the Fund and
the Investment Manager to determine how to
vote proxies relating to portfolio securities
or copies of such policies and procedures; and
2.	a statement disclosing that a description of
the policies and procedures used by or on
behalf of the Fund to determine how to vote
proxies relating to securities of the Fund is
available without charge, upon request, by
calling the Fund's toll-free telephone number;
through a specified Internet address, if
applicable; and on the SEC's website; and
3.	a statement disclosing that information
regarding how the Fund voted proxies relating
to Fund securities during the most recent 12-
month period ended June 30 is available
without charge, upon request, by calling the
Fund's toll-free telephone number; or through
a specified Internet address; or both; and on
the SEC's website.
VII.	Review of Policy
The Board shall review from time to time this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.
Adopted:


Proxy voting policy for DBS Asset Management (United Stated)
Pte. Ltd.
Statement of Policies and Procedures for Voting Proxies
Introduction
As a registered investment adviser, DBS Asset Management (United Stated) Pte. Ltd. ("DBSAM," "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. As part of this duty, we recognize that we must exercise voting rights in the best interests of our clients. DBSAM recognizes the importance of good corporate governance in ensuring that management and boards of directors fulfill their obligations to shareholders. As part of our investment process, we take into account the attitudes of management and boards of directors on corporate governance issues when deciding whether to invest in a company.
DBSAM is a global investment manager, and invests significantly in emerging markets. It should be noted that protection for shareholders may vary significantly from jurisdiction to jurisdiction, and in some cases may be substantially less than in the U.S. or developed countries. This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth the policy and procedures of DBSAM for voting proxies for our clients, including investment companies registered under the Investment Company Act of 1940.
PROXY VOTING POLICIES
It is the general policy of DBSAM to support management of the companies in which it invests and will cast votes in accordance with management's proposals. However, DBSAM reserves the right to depart from this policy in order to avoid voting decisions that we believe may be contrary to our clients' best interests.
Elections of Directors: In many instances, election of directors is a routine voting issue. Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote and failure to act on tender offers where a majority of shareholders have tendered their shares.
Appointment of Auditors: The selection of an independent accountant to audit a company's financial statements is generally a routine business matter. DBSAM believes that management remains in the best position to choose the accounting firm and will generally support management's recommendation.
Changes in Capital Structure: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, DBSAM will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company.
Corporate Restructurings, Mergers and Acquisitions:
DBSAM believes proxy votes dealing with corporate reorganizations are an extension of the investment decision and will take account of our investment process policy in deciding how to vote.
Corporate Governance: DBSAM recognizes the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We generally favor proposals promoting transparency and accountability within a company.
Social and Corporate Responsibility: DBSAM recognizes the importance of supporting sound and responsible policies in relation to social, political and environmental issues. However, in the interests of shareholders, we reserve the right to vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value. Executive Compensation: DBSAM believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans and, if deemed excessive, may vote against the proposals.
PROXY VOTING PROCEDURES
Proxy voting
Our portfolio management team is responsible for the coordination of DBSAM's proxy voting. They liaise with the Product managers and/or the Proxy voting committee to ascertain how DBSAM will vote. They will then instruct the relevant Custodians. The portfolio management team is also responsible for ensuring that full and adequate records of proxy voting are kept.
The Product managers will implement the Proxy voting policies by instructing proxy voting in accordance with the general principles contained herein.
Proxy Voting Committee
We have formed a Proxy Voting Committee to regularly review our general proxy policies and consider specific proxy voting matters as and when deemed necessary. Members of the committees include senior investment personnel and representatives of Legal, Compliance and Risk Management Departments. The committee may also evaluate proxies where we face a material conflict of interest (as discussed below). Conflicts of Interest
DBSAM recognizes that there is a potential conflict of interest when we vote a proxy solicited by an issuer with whom we have any material business or personal relationship that may affect how we vote on the issuer's proxy. We believe that oversight by the Proxy Voting Committee ensures that proxies are voted with only our clients' best interests in mind. In order to avoid any perceived conflict of interests, the following procedures have been established for use when we encounter a potential conflict.
The portfolio management team will refer to Legal and Compliance Departments any proxy votes that are issued by existing clients or where DBSAM holds a significant voting percentage of the company. The Legal and Compliance Departments will make the initial determination about whether a material conflict of interest exists based on the facts and circumstances of each particular situation.
If our proposed vote is consistent with our stated proxy voting policy, no further review is necessary.
If our proposed vote is contrary to our stated proxy voting policy but is also contrary to management's recommendation, no further review is necessary.
If our proposed vote is contrary to our stated proxy voting policy and is consistent with management's recommendation, the proposal is escalated to the proxy committee for final review and determination.
Proxies of Certain Non-U.S. Issuers
Proxy voting in certain countries requires "share blocking." That is, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. DBSAM may determine that the value of exercising the vote does not outweigh the detriment of not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares. In such a situation we would have determined that the cost of voting exceeds the expected benefit to the client.
Proxy Voting Record
Clients may obtain information on how DBSAM voted with respect to their proxies by contacting our Client services team at DBS Asset Management (United Stated) Pte. Ltd., 8 Cross St. #27-01, PWC Building, Singapore 048424, Tel No. 65-68787811, Fax No. 65-65345183 or email dbsasset@dbs.com.

 	As it is used in this document, the
term "conflict of interest" refers
to a situation in which the Investment Manager or affiliated persons of the Investment Manager have a financial interest in a matter presented by a proxy other than the obligation they incur as Investment Manager to the Fund which c ould potentially compromise the Investment Manager's independence of judgment and action with respect to the voting of the proxy.
 	The Fund must file its first report on
Form N-PX not later than
August 31, 2005, for the twelve-month period beginning July 1, 2004, and ending June 30, 2005.
The Singapore Fund, Inc.
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